Right to Use Assets and Lease Liabilities - Operating Leases	9 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 6 - Right to Use Assets and Lease Liabilities – Operating Leases

The Company leases clinic and administrative facilities under operating leases. The Company evaluates its contracts to determine if an arrangement is a lease at inception and classify it as a finance or operating lease. Currently, all the Company’s leases are classified as operating leases. Leased assets and corresponding liabilities are recognized based on the present value of the lease payments over the lease term. The lease terms may include options to extend when it is reasonably certain that the Company will exercise that option.

Topic ASC 842 requires the Company to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. Right-of-use assets are recorded in other assets on the Company’s condensed consolidated balance sheets. Current and non-current lease liabilities are recorded in other accruals within current liabilities and other non-current liabilities, respectively, on its condensed consolidated balance sheets. Costs associated with operating leases are recognized on a straight-line basis within operating expenses over the term of the lease.

On November 1, 2020, the Company entered into an agreement to open a clinic in Minneapolis, Minnesota. The initial lease term is 8 years. Fixed rent payments under the initial term are approximately $511,000.

On May 24, 2021, the Company entered into an agreement to open a clinic in St. Louis Park, Minnesota, which is expected to begin operations in the third quarter of 2021. The initial lease term is seven years. Fixed rent payments under the initial term are approximately $673,000.

Additionally, on June 8, 2021, the Company entered into an agreement to open a clinic in Eden Prairie, Minnesota, which is expected to begin operation in the third quarter of 2021. The initial lease term is eight years. Fixed rent payments under the initial term are approximately $620,000.

On June 24, 2021, the Company entered into an agreement to open an administrative office in St. Louis Park, Minnesota. The initial lease term is 2.5 years. Fixed rent payments under the initial term are approximately $244,000.

On August 31, 2021, the Company entered into an agreement to open a clinic in St. Paul, Minnesota, which is expected to begin operation in the fourth quarter of 2021. The initial lease term is for 114 months. Fixed rent payments under the initial term are approximately $663,000.

On September 9, 2021, the Company entered into an agreement to open a clinic in Minneapolis, Minnesota, which is expected to begin operation in the fourth quarter of 2021. The initial lease term is for 90 months. Fixed rent payments under the initial term are approximately $489,000.

On September 28, 2021, the Company entered into an agreement to open a clinic in Denver, Colorado, which is expected to begin operation in the first quarter of 2022. The initial lease term is for 96 months. Fixed rent payments under the initial term are approximately $640,000.

As of September 30, 2021, the Company had total operating lease liabilities of approximately $3.2 million and right-of-use assets of approximately $3.1 million, which were included in the condensed consolidated balance sheet.

Right to use assets – operating leases are summarized below:	September 30, 2021	December 31, 2020
Clinics	$2,869,719	$310,361
Administrative office	182,632	-
Right to use assets, net	$3,052,351	$310,361

Operating lease liabilities are summarized below:	September 30, 2021	December 31, 2020
Clinics	$2,988,118	$321,004
Administrative office	206,145	-
Lease liability	$3,194,263	$321,004
Less: current portion	(102,133)	(8,905)
Lease liability, non-current	$3,092,130	$312,099

The Company’s lease expense was entirely comprised of operating leases. Lease expense for the three months ended September 30, 2021, was $153,300 and for  2020 was  $0. For the nine months ended September 30, 2021, and 2020 amounted to $212,500 and $0, respectively. The Company’s ROU asset amortization for the three months ended September 30, 2021, and 2020 was $18,500 and $0, respectively. The Company’s ROU asset amortization for the nine months ended September 30, 2021, and 2020 was $71,349 and $0, respectively the difference between the lease expense and the associated ROU asset amortization consists of interest at a rate of 12% per annum.

Maturity analysis under these lease agreements are as follows:

For the twelve months ended September 30, 2022	$529,095
For the twelve months ended September 30, 2023	779,150
For the twelve months ended September 30, 2024	636,721
For the twelve months ended September 30, 2025	638,386
For the twelve months ended September 30, 2026	652,302
Thereafter	1,772,151
Total	$5,007,805
Less: Present value discount	(1,813,542)
Lease liability	$3,194,263